UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    McDonald Capital Investors Inc.
Address: 4 Orinda Way
         Suite 120-D
         Orinda, CA  94563

13F File Number:  028-06004

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Andrew J. McDonald
Title:     President
Phone:     925-258-5401

Signature, Place, and Date of Signing:

 /s/  Andrew J. McDonald     Orinda, CA     February 11, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    18

Form 13F Information Table Value Total:    $588,749 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
BED BATH & BEYOND INC          COM              075896100    49560   886418 SH       SOLE                   886418        0        0
CARDINAL HEALTH INC            COM              14149Y108    26973   655002 SH       SOLE                   655002        0        0
CLOROX CO DEL                  COM              189054109     9057   123690 SH       SOLE                   123690        0        0
COMCAST CORP NEW               CL A             20030N101    38569  1032351 SH       SOLE                  1032351        0        0
ECOLAB INC                     COM              278865100    58861   818645 SH       SOLE                   818645        0        0
EXPEDITORS INTL WASH INC       COM              302130109    52009  1315024 SH       SOLE                  1315024        0        0
MICROSOFT CORP                 COM              594918104    49532  1854450 SH       SOLE                  1854450        0        0
NEKTAR THERAPEUTICS            COM              640268108      150    20300 SH       SOLE                    20300        0        0
NIKE INC                       CL B             654106103    80855  1566960 SH       SOLE                  1566960        0        0
PAYCHEX INC                    COM              704326107    60546  1946822 SH       SOLE                  1946822        0        0
PROGRESSIVE CORP OHIO          COM              743315103    61210  2900967 SH       SOLE                  2900967        0        0
PROSHARES TR                   SHRT 20+YR TRE   74347X849      787    26800 SH       SOLE                    26800        0        0
RYDEX ETF TRUST                GUG S&P500 EQ WT 78355W106      240     4500 SH       SOLE                     4500        0        0
UNITED PARCEL SERVICE INC      CL B             911312106    17171   232890 SH       SOLE                   232890        0        0
US BANCORP DEL                 COM NEW          902973304      308     9649 SH       SOLE                     9649        0        0
WATERS CORP                    COM              941848103    20935   240295 SH       SOLE                   240295        0        0
WELLS FARGO & CO NEW           *W EXP 10/28/201 949746119      600    60000 SH       SOLE                    60000        0        0
WELLS FARGO & CO NEW           COM              949746101    61386  1795965 SH       SOLE                  1795965        0        0